Subsequent Events (Details Narrative) - USD ($)	Sep. 23, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Loan amount		$ 1,037,688	$ 865,988	$ 747,728
Loan from Shanghai Bank [Member]
Loan amount		$ 442,688
Loan from Shanghai Bank [Member] | Subsequent Event [Member]
Loan amount	$ 115,865
Monthly payments of loan amount	$ 47,944
Loan, description	Taiwan operations had loans from Shanghai Bank for $442,688 and has reduced that balance to $115,865 as of September 23, 2021, (when these financial statements were published and available), through repayment and the current loan maturity date is February 2024 at 1% with $47,944 due in monthly payments through September 30, 2022.